Marketable Securities Disclosure: Schedule of Marketable Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Details
Impairment of marketable securities	$ 3,818	$ 1,137
Marketable securities	$ 4,701	$ 8,519